As filed with the Securities and Exchange Commission on December 9, 2015.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21963

City National Rochdale High Yield Alternative Strategies Master Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Michael Gozzillo
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Reports to Stockholders.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2015

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2015

TABLE OF CONTENTS
Page

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9 - 18
Financial Highlights	19

Approval of Investment Management Agreement
Additional Information

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2015 (Unaudited)

ASSETS
Investments, at fair value (cost $33,078,495)	$36,189,724
Receivable for fund investments sold	31,226
Interest receivable	15

Total Assets	36,220,965

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	38,654
Contributions received in advance	40,000
Professional fees payable	34,717
Directors' fees payable	5,197
Accrued expenses and other liabilities	31,981

Total Liabilities	150,549

Total Members' Capital	$36,070,416

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest income	$66

Investment Income	66

EXPENSES
Management fees (see Note 4)	232,948
Administration fees	51,012
Professional fees	44,047
Directors' fees	11,464
Custody fees	3,462
Other expenses	130

Total Expenses	343,063

Net Investment Loss	(342,997)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	495,138
Net change in unrealized appreciation/depreciation on investments	(1,219,972)

Net Realized and Unrealized Loss on Investments	(724,834)

Net Decrease in Members' Capital Resulting from Operations	$(1,067,831)

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
FROM OPERATIONS

Net investment loss	$(342,997)	$(673,847)
Net realized gain on investments	495,138	1,300,929
Net change in unrealized appreciation/depreciation on investments	(1,219,972)	580,749

Net Increase (Decrease) in Members' Capital Resulting From Operations	(1,067,831)	1,207,831

INCREASE FROM TRANSACTIONS IN MEMBERS' CAPITAL

Proceeds from sales of members' interests (see Note 2)	339,780	889,609

Total Increase (Decrease) in Members' Capital	(728,051)	2,097,440

MEMBERS' CAPITAL

Beginning of period	36,798,467	34,701,027

End of period	$36,070,416	$36,798,467

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting from operations	$(1,067,831)

Adjustments to reconcile net decrease in members' capital
resulting from operations to net cash from operating activities:
Purchases of investments	(38,134)
Sales of investments	1,329,395
Purchases of money market fund	(3,725,910)
Sales of money market fund	2,242,549
Net change in unrealized appreciation/depreciation on investments	1,219,972
Net realized gain on investments	(495,138)

Change in Operating Assets and Liabilities:
Receivable for fund investments sold	253,250
Interest receivable	(7)
Management fees payable	722
Contributions received in advance	(35,000)
Directors' fees payable	1,180
Professional fees payable	(22,763)
Accrued expenses and other liabilities	(2,065)

Net Cash used in Operating Acivities	(339,780)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests	339,780

Net Cash used in Financing Activities	339,780

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of period	-

End of period	-

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2015 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: 1
High Yield/Credit:
Canyon Value Realization Fund, LP - Series L	18.1%	$5,250,000	$6,510,000	Annually	100
GoldenTree High Yield Partners LP	18.5	5,160,047	6,679,027	Quarterly	90
	36.6	10,410,047	13,189,027

Structured Credit - CLO:
Clareant Structured Credit Opportunitiy Fund I	5.7	1,969,131	2,060,680	Quarterly	90
Clareant Structured Credit Opportunitiy Fund II	9.2	3,072,240	3,324,555	Quarterly	90
Great Lakes III, LP	21.0	8,466,713	7,568,901	Quarterly	90
	35.9	13,508,084	12,954,136

Structured Credit - Mortgages:
Midway Market Neutral Institutional Fund LLC	16.8	5,550,000	6,046,798	Monthly	90
	16.8	5,550,000	6,046,798

Liquidating Positions:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S 2	0.1	152,638	46,282	**	**
Brencourt SP Fund, LP 2	0.6	106,864	227,193	**	**
CamCap Resources, LP 2	0.0	17,257	579	**	**
GoldenTree Partners LP 2	2.3	328,983	835,749	**	**
King Street Capital LP 2	0.1	10,908	24,720	**	**
Polygon Recovery Fund, LP	0.3	212,565	100,998	*	*
Stark Select Asset Fund LLC 2	0.1	63,540	46,633	**	**
	3.5	892,755	1,282,154
Total Long-Term Alternative Investment Funds:	92.8	30,360,886	33,472,115

Short-Term Investment:
Money Market Fund:
First American Government Obligations Fund, 0.01% 3	7.5	2,717,609	2,717,609

Total Investments	100.3%	$33,078,495	$36,189,724

1 All investments are non-income producing.
2 Remaining value represents side pocket interests.
3 7-Day Yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently suspended for the Polygon Recovery Fund, LP, a portfolio comprised of an exchange listed, but thinly traded security and several private equity holdings.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S, Brencourt SP Fund, LP, CamCap Resources, LP,  GoldenTree Partners LP, King Street Capital LP, and Stark Select Asset Fund LLC.  These investments are long-term and illiquid.

The investments in Hedge Funds shown above, representing 92.8% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2015, Continued (Unaudited)

High Yield / Credit. The credit strategy involves investing in the securities of companies that are non-investment grade, high yield and or distressed. Often, a corporate event results in the re-pricing of these securities, which may lead to profits. A non-investment grade bond generally has a Standard & Poor's rating of lower than BBB- or a Moody's rating lower than Baa3. In the event of a corporate event such as bankruptcy or default, bonds that rank higher in the capital structure of the issuers, such as first lien bank loan or a senior secured bond have priority over other bonds deemed junior in ranking in the capital structure. The distressed and high-yield sub-strategy involves investing in the securities (bank loans and bonds) of companies experiencing financial or operational difficulties or otherwise having below investment grade credit ratings. These securities may trade at substantial discounts to par value, because, in part, certain classes of investors who cannot hold non-investment grade, high yield or distressed bonds are forced to sell at discounted prices. Profits are made based on two kinds of mispricings: (1) fundamental or intrinsic value, and (2) relative value between comparable securities. Hedge Fund Managers may also take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention to offer better risk adjusted returns than being outright long or short the market.

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidating Positions. Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on them by Hedge Fund Managers either at their sole discretion or for other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2015 (Unaudited)

Strategy Allocation Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. City National Rochdale High Yield Alternative Strategies Fund LLC and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

City National Rochdale, LLC (the “Manager” or "Adviser"), is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to PineBridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”) that pursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund’s total assets will be invested either directly, or indirectly through Private Funds, in a variety of high yield income generating investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments are carried at fair value. The fair value of alternative investments has been estimated using the Net Asset Value (“NAV”) as reported by the management of the respective alternative investment fund. Financial Accounting Standards Board (FASB) guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of alternative investments. NAV reported by each alternative investment fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

Investments in Investment Funds are stated and recorded at fair value as determined in good faith by the Fair Value Committee in accordance with US GAAP. The Master Fund uses the NAV as reported by the Hedge Fund Managers, as a practical expedient, to determine the fair value of all the investments in Investment Funds which (a) do not have a readily determinable fair value and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Hedge Fund Managers. Accordingly, the value of the investments in Investment Funds are generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

2.	Significant Accounting Policies (continued)

Investment Valuations (continued)

The Sub-Adviser reviews the details of the reported information obtained from the Hedge Fund Managers and considers: (i) the measurement date of the NAV provided, (ii) the basis of accounting and, (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Hedge Fund Managers. The Sub-Adviser may make adjustments to the NAV of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company. Any determinations made by the Sub-Adviser will be reviewed and approved by the Adviser’s Fair-Value Committee, which has been designated by the Board to make all necessary fair value determinations.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. See Note 3 – Investments.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; an incentive fee; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and officers; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of September 30, 2015, the Master Fund’s tax years 2013 through 2015 remain open and subject to examination by relevant taxing authorities.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

2.	Significant Accounting Policies (continued)

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Master Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of Members as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter and year end, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Hedge Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at September 30, 2015:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds	$-	$-	$33,472,115	$33,472,115
Short-Term Investment	2,717,608	-	-	2,717,608

Total Investments	$2,717,608	$-	$33,472,115	$36,189,723

The Fund did not invest in any Level 3 securities and there were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the six months ended September 30, 2015:

Alternative Investments

Balance, March 31, 2015	$35,488,210

Total realized gains	495,138
Change in unrealized appreciation/depreciation	(1,219,972)
Purchases	38,134
Sales	(1,329,395)

Balance, September 30, 2015	$33,472,115

Net unrealized gains relating to Level 3 alternative investments held at September 30, 2015 amounted to $3,111,229.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

4.	Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), City National Rochdale LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager has engaged the Sub-Adviser to provide sub-investment advisory services. The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund pays the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly. The investment management fee is paid to the Manager out of the Master Fund’s assets.

The Manager pays a fee to the Sub-Adviser at a rate equal to 40% of the amount of the fee earned by the Manager pursuant to the Sub-Investment Advisory Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of each Member’s net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee is calculated and paid at the Feeder Fund level. The Incentive Fee is accrued monthly and is generally payable annually on a calendar year basis. The Preferred Return is a non-cumulative, annual return equal to the weighted average returns of a composite benchmark consisting of 50% of the Barclays Capital U.S. Corporate High Yield Index (Total Return) and 50% of the Credit Suisse Institutional Leveraged Loan Index.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

Administration Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of the Feeder Funds to 2.25% of net assets for each Feeder Fund. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:

City National Rochdale High Yield Alternative Strategies Fund LLC	City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$51,220	$28,139	March 31, 2016
111,311	139,734	March 31, 2017
8,893	10,803	March 31, 2018
3,743	3,687	March 31, 2019
$175,167	$182,363

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

5.	Investment Risks and Uncertainties

Alternative Investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Hedge Funds that are not registered under the 1940 Act and invest in and actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Hedge Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Hedge Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Hedge Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for certain Hedge Funds with a fair value at September 30, 2015 aggregating $1,282,154 as noted in the Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Financial Statements

September 30, 2015 (Unaudited)

6.	Concentration, Liquidity and Off-Balance Sheet Risk (continued)

In the normal course of business, the Hedge Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Hedge Funds is limited to the value of its own investments reported in these financial statements by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the year ended September 30, 2015 (excluding short-term securities), the aggregate purchases of investments were $38,134 and sales of investments were $1,329,395.

8.	New Accounting Pronouncement Note

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statements and related disclosures.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012	March 31, 2011

TOTAL RETURN - NET	(2.89	%)1	3.39%	5.01%	(0.58%)	(4.08%)	7.32%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$36,070		$36,798	$34,701	$24,970	$55,669	$58,990

Portfolio Turnover	0.11%		20.10%	23.29%	7.98%	13.27%	20.32%

Ratio of Net Investment
Loss to Average Net Assets	(1.84	%)2	(1.86%)	(2.14%)	(1.79%)	(1.66%)	(1.67%)

Ratio of Expenses to
Average Net Assets	1.84	%2	1.86%	2.14%	1.79%	1.67%	1.68%

1	Not annualized.
2	Annualized.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Hedge Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

The accompanying notes are an integral part of these financial statements

* * * * * *

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board of Directors (collectively, the “Board”) of each of City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), City National Rochdale High Yield Alternative Strategies Fund TEI LLC and City National Rochdale High Yield Alternative Strategies Fund LLC (collectively, the “Funds”) is comprised of seven Directors, six of whom are independent of the Funds’ investment adviser (the “Independent Directors”).  During the six months ended September 30, 2015, the Board and the Independent Directors approved renewal of the Funds’ advisory agreement with City National Rochdale, LLC (the “Adviser”), and the Adviser’s sub-advisory agreement with PineBridge Investments LLC (“PineBridge”) with respect to the Master Fund, as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the agreements. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by the Adviser and PineBridge.  In considering these matters, the Independent Directors discussed the approval of the agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or PineBridge were present.

The Board reviewed extensive materials regarding investment results of the Funds, advisory fee and expense comparisons, financial information with respect to the Adviser and PineBridge, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds. The Board also took into account information it received at its past meetings and meetings of its committees with respect to these matters.

In deciding to renew the agreements, the Board and the Independent Directors did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Directors concluded that each of the various factors referred to below favored such approval.

City National Rochdale, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser, the Board considered a variety of matters, including the background, education and experience of the Adviser’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization.  The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes, including sub-adviser oversight processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Funds compared with their relevant benchmark indexes for the one-year and since inception periods ended June 30, 2015.  The Board noted that the Funds’ investment strategy had changed significantly in early 2013 and reviewed the Funds’ performance only for periods after March 28, 2013.  The Board members noted that the returns of the High Yield Funds were above the returns of the Funds’ benchmark, which was comprised 50% of the Barclays U.S. Corporate High Yield Index and 50% of the Credit Suisse Leveraged Loan Index, for the one-year and since inception periods.  The Board members considered that the Funds’ performance record after implementation of the new strategy was short and that review of the Funds’ performance over longer periods would be more meaningful.  The Board concluded that the Adviser continued to provide satisfactory management and oversight services to the Funds.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fees charged by the Adviser to the Funds and the total expenses of the Funds (as a percentage of average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Funds and lack of public information regarding the Funds’ competitors.  The Board reviewed fee and expense information from samples of closed-end funds and private funds with fund-of-funds strategies compiled by U.S. Bancorp Fund Services, LLC, the Funds’ administrator, in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the investment advisory fees paid by the Funds were in line with the median advisory fee of a sample of 94 peer funds employing a similar fund-of-funds strategy.  The Board noted that the Adviser does not manage assets of any other clients using the same strategies as those used by the Funds and therefore it could not compare the fees charged by the Adviser to the Funds to those charged to its other clients.  The Board considered that the total expense ratios of the Funds were below the median total expenses of 18 peer funds that voluntarily report their total expense ratios.  The Board concluded that the advisory fees charged by the Adviser to the Funds were fair and reasonable, and the total expenses of the Funds continued to be reasonable.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Funds, noting that the Adviser was waiving a portion of its fees with respect to the Funds pursuant to an expense limitation agreement.  The Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including investment advisory fees paid to the Adviser; fees paid to the Adviser’s affiliate, RIM Securities, LLC, for providing distribution services to the Funds; benefits to the Adviser’s general wealth management business as a result of the availability of the Funds to its customers; and the intangible benefits of the Adviser’s association with the Funds. The Board noted the Adviser’s representation that no significant economies of scale with respect to the Funds had been realized in the last year. The Board also noted that although there were no advisory fee breakpoints, based on the Adviser’s operations significant economies of scale were not likely to be realized until the asset levels of the Funds were significantly higher than their current levels.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to the Adviser with respect to the Funds pursuant to its advisory agreement with the Funds is fair and reasonable in light of the nature and quality of the services being provided by it to the Funds and their shareholders, and that renewal of the agreement was in the best interest of the Funds and their shareholders.

PineBridge Investments LLC

Nature, Extent and Quality of Services

In reviewing the services provided by PineBridge, the Board considered a variety of matters, including the background, education and experience of PineBridge’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Master Fund; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes; PineBridge’s investment operations and staff; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the Funds’ compliance policies and procedures; and its disaster recovery and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board’s observations regarding the performance of the Funds are described above.  The Board concluded that PineBridge continued to provide satisfactory services to the Master Fund.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the sub-advisory fees charged by PineBridge and observed that PineBridge does not advise any other funds of hedge funds with investment strategies similar to the Funds and therefore it could not compare PineBridge’s sub-advisory fees with the fees PineBridge charges to other similar clients.  The Board noted that the Adviser pays out of its advisory fees all sub-advisory fees to PineBridge.

Benefits to PineBridge

The Board considered the benefits received by PineBridge as a result of its relationship with the Funds, including the sub-advisory fees paid to PineBridge, and the intangible benefits of PineBridge’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.  The Board also considered that the asset levels of the Funds were relatively small and were currently not likely to lead to significant economies of scale.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to PineBridge pursuant to its sub-advisory agreement is fair and reasonable in light of the nature and quality of the services being provided by PineBridge to the Funds and their shareholders, and that renewal of the sub-advisory agreement was in the best interest of the Funds and their shareholders.

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Master Fund LLC

By (Signature and Title)* /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date  December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date  December 2, 2015

By (Signature and Title)* /s/ Greg Francoeur
                                                              Greg Francoeur, Treasurer

Date  December 3, 2015

* Print the name and title of each signing officer under his or her signature.